Parts and Supplies Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory	Parts and supplies inventory, net of reserve, consisted of the following:

	December 31, 2025	December 31, 2024
Aircraft parts	$4,820	$5,101
Materials and supplies	457	753
Less: parts and supplies inventory reserve	(209)	(196)
	$5,068	$5,658